UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2012

1.805742.108

CAS-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 37.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.1%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 605,000	$ 605,000
State Street Bank & Trust Co., Boston
9/13/12 to 9/14/12	0.28	608,000	608,000
			1,213,000
London Branch, Eurodollar, Foreign Banks - 6.5%
Australia & New Zealand Banking Group Ltd.
12/10/12 to 12/14/12	0.40 to 0.41	488,000	488,010
Commonwealth Bank of Australia
9/18/12	0.30	405,000	405,000
HSBC Bank PLC
12/28/12	0.42	406,000	406,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/12	0.43	129,000	129,000
Mizuho Corporate Bank Ltd.
10/9/12 to 10/30/12	0.43 to 0.44	399,000	399,000
National Australia Bank Ltd.
9/10/12 to 1/11/13	0.35 to 0.42 (c)	5,686,000	5,686,000
			7,513,010
New York Branch, Yankee Dollar, Foreign Banks - 30.0%
Bank of Montreal Chicago CD Program
9/26/12 to 9/6/13	0.30 to 0.55 (c)	2,072,000	2,072,000
Bank of Nova Scotia
9/5/12 to 6/17/13	0.31 to 0.59 (c)	3,718,000	3,718,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/4/12 to 3/4/13	0.48 to 0.50 (c)	5,449,000	5,449,000
Canadian Imperial Bank of Commerce
9/24/12 to 9/17/13	0.41 to 0.55 (c)	2,726,000	2,726,000
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	1,500,000	1,500,000
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32	712,000	711,999
Mitsubishi UFJ Trust & Banking Corp.
10/22/12	0.43	50,000	50,000
Mizuho Corporate Bank Ltd.
9/4/12 to 12/6/12	0.30 to 0.40	3,908,000	3,908,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
National Bank of Canada
2/4/13 to 2/20/13	0.37 to 0.54% (c)	$ 952,000	$ 952,000
Nordea Bank Finland PLC
9/4/12 to 9/10/12	0.30 to 0.31	696,000	696,000
Royal Bank of Canada
12/7/12 to 9/1/13	0.51 to 0.82 (c)	1,635,000	1,635,000
Royal Bank of Canada New York Branch
9/6/13	0.49 (c)	750,000	749,847
Skandinaviska Enskilda Banken
11/8/12	0.36	482,000	482,000
Sumitomo Mitsui Banking Corp.
9/14/12 to 2/28/13	0.39 to 0.44 (c)	5,104,000	5,104,000
Sumitomo Trust & Banking Co. Ltd.
10/9/12 to 11/26/12	0.41 to 0.42	2,620,000	2,620,000
Svenska Handelsbanken, Inc.
9/17/12 to 12/27/12	0.27 to 0.31	567,000	567,000
Toronto-Dominion Bank
10/19/12 to 3/28/13	0.30 to 0.48 (c)	1,562,000	1,562,000
			34,502,846
TOTAL CERTIFICATE OF DEPOSIT			43,228,856
Financial Company Commercial Paper - 12.6%

Barclays Bank PLC
9/13/12 to 9/26/12	0.73 (b)	202,000	202,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
9/14/12 to 9/19/12	0.28	197,000	196,975
BAT International Finance PLC
10/12/12 to 10/15/12	0.43	41,500	41,479
Citigroup Funding, Inc.
9/5/12 to 9/25/12	0.50 to 0.60	1,939,000	1,938,636
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (c)	771,000	770,747
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	704,000	703,764
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
DNB Bank ASA
9/18/12 to 10/1/12	0.33%	$ 1,192,000	$ 1,191,767
General Electric Capital Corp.
1/7/13 to 1/10/13	0.40	797,000	795,857
JPMorgan Chase & Co.
9/12/12 to 11/15/12	0.28 to 0.29 (c)	1,097,000	1,096,823
Nationwide Building Society
10/30/12 to 11/7/12	0.35	528,000	527,672
Nordea North America, Inc.
9/4/12 to 9/6/12	0.30	831,000	830,973
PNC Bank NA
2/15/13	0.39	255,000	254,539
Skandinaviska Enskilda Banken AB
11/5/12 to 11/28/12	0.36 to 0.37	703,000	702,488
Svenska Handelsbanken, Inc.
9/12/12 to 12/28/12	0.27 to 0.31	714,000	713,651
Swedbank AB
9/7/12 to 12/14/12	0.30 to 0.37	600,950	600,590
Toyota Motor Credit Corp.
2/27/13 to 3/5/13	0.31 to 0.32	314,000	313,500
UBS Finance, Inc.
10/12/12 to 11/5/12	0.40	2,713,000	2,711,511
Westpac Banking Corp.
12/17/12 to 12/19/12	0.40	900,000	898,919
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			14,491,891
Asset Backed Commercial Paper - 0.2%

Ciesco LP (Citibank NA Guaranteed)
9/5/12	0.43	134,000	133,994
Govco, Inc. (Liquidity Facility Citibank NA)
9/5/12	0.43	134,000	133,994
TOTAL ASSET BACKED COMMERCIAL PAPER			267,988
Other Commercial Paper - 2.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Devon Energy Corp.
10/1/12	0.44% (c)	$ 569,000	$ 569,000
Dominion Resources, Inc.
9/18/12 to 10/4/12	0.42	133,437	133,398
Ecolab, Inc.
10/15/12	0.54 (c)	242,000	242,000
General Electric Co.
9/27/12	0.18	1,000,000	999,870
Hewlett-Packard Co.
9/7/12 to 9/12/12	0.43	94,000	93,991
Northeast Utilities
9/4/12 to 9/10/12	0.43 to 0.44	162,000	161,988
Sempra Global
9/10/12 to 9/27/12	0.40 to 0.45	100,000	99,984
Verizon Communications, Inc.
10/15/12	0.45 (c)	375,000	375,000
Viacom, Inc.
9/10/12 to 9/11/12	0.42	57,000	56,994
Xerox Corp.
9/10/12 to 9/27/12	0.74 to 0.75	412,000	411,869
TOTAL OTHER COMMERCIAL PAPER			3,144,094
Treasury Debt - 18.8%

U.S. Treasury Obligations - 18.8%
U.S. Treasury Bills
11/15/12 to 2/21/13	0.15 to 0.16	8,985,300	8,981,286
U.S. Treasury Notes
9/15/12 to 8/15/13	0.14 to 0.24	12,470,770	12,551,217
TOTAL TREASURY DEBT			21,532,503
Other Note - 2.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 2.2%
Royal Bank of Canada
9/1/13 to 9/13/13	0.56 to 0.72% (b)(c)	$ 2,125,000	$ 2,125,000
9/6/13	0.49 (c)	376,000	375,923
TOTAL OTHER NOTE			2,500,923
Variable Rate Demand Note - 1.8%

Arizona - 0.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, LOC Bank of America NA, VRDN
9/7/12	0.22 (c)	16,300	16,300
California - 0.1%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 I, LOC Bank of America NA, VRDN
9/7/12	0.22 (c)	30,970	30,970
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
9/7/12	0.18 (c)	70,000	70,000
			100,970
Florida - 0.0%
USF Fing. Corp. Ctfs. of Prtn. Series 2007, LOC JPMorgan Chase Bank, VRDN
9/7/12	0.18 (c)	21,375	21,375
Georgia - 0.1%
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, LOC Bank of America NA, VRDN
9/7/12	0.27 (c)	57,000	57,000
Michigan - 0.0%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
9/7/12	0.17 (c)	47,900	47,900
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 D3, LOC Bank of America NA, VRDN
9/7/12	0.20 (c)	53,015	53,015
New York - 0.4%
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
9/7/12	0.18 (c)	115,150	115,150
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, LOC Fannie Mae, VRDN
9/7/12	0.17% (c)(d)	$ 30,800	$ 30,800
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
9/7/12	0.17 (c)(d)	52,850	52,850
New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, LOC Fannie Mae, VRDN
9/7/12	0.17 (c)(d)	105,400	105,400
New York Hsg. Fin. Agcy. Rev. (66 West 38th Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
9/7/12	0.17 (c)(d)	44,300	44,300
New York Metropolitan Trans. Auth. Rev. Series 2011 B, LOC Bank of America NA, VRDN
9/7/12	0.17 (c)	97,560	97,560
			446,060
Non State Specific - 0.2%
LP Pinewood SPV LLC Taxable LOC Wells Fargo Bank NA, VRDN
9/7/12	0.21 (c)	181,000	181,000
North Carolina - 0.0%
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, LOC Wells Fargo Bank NA, VRDN
9/7/12	0.17 (c)	34,600	34,600
Pennsylvania - 0.0%
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, LOC Bank of America NA, VRDN
9/7/12	0.18 (c)	39,900	39,900
Texas - 1.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, LOC JPMorgan Chase Bank, VRDN
9/7/12	0.21 (c)(d)	25,200	25,200
Texas Gen. Oblig. Participating VRDN Series Putters 4263, (Liquidity Facility JPMorgan Chase Bank)
9/4/12	0.20 (c)(e)	678,000	678,000
Texas Gen. Oblig. Participating VRDN Series Putters 4264, (Liquidity Facility JPMorgan Chase Bank)
9/4/12	0.20 (c)(e)	391,000	391,000
			1,094,200
TOTAL VARIABLE RATE DEMAND NOTE			2,092,320
Government Agency Debt - 1.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 1.7%
Fannie Mae
2/22/13 to 3/15/13	0.16 to 0.18%	$ 1,564,921	$ 1,567,096
Federal Home Loan Bank
11/6/12 to 3/25/13	0.17 to 0.25	296,555	296,666
Freddie Mac
3/28/13	0.18	70,493	70,722
TOTAL GOVERNMENT AGENCY DEBT			1,934,484
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
11/29/12	0.66 (c)(f)	162,000	162,000
Other Instrument - 1.8%

Asset-Backed Securities - 0.0%
GE Equipment Small Ticket LLC
11/21/12	0.50 (b)	2,802	2,802
Time Deposits - 1.8%
Lloyds TSB Bank PLC
9/4/12 to 9/5/12	0.18	2,069,000	2,069,000
TOTAL OTHER INSTRUMENT			2,071,802
Government Agency Repurchase Agreement - 6.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.21% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	$ 770,654	$ 770,636
With:
Citibank NA at 0.19%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $557,960,613, 2.15% - 6%, 5/1/18 - 10/1/48)	547,020	547,000
Goldman Sachs & Co. at 0.19%, dated 8/31/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $718,095,160, 2.06% - 7%, 1/1/19 - 9/1/42)	704,026	704,000
ING Financial Markets LLC at 0.22%, dated:
8/22/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $455,248,527, 0.4% - 7.5%, 3/16/23 - 5/25/45)	442,081	442,000
8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $500,848,698, 1% - 6.33%, 6/30/16 - 9/1/47)	491,090	491,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.23%, dated:
8/22/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $1,561,409,874, 1.73% - 6.51%, 10/1/21 - 12/1/40)	1,530,293	1,530,000
8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $390,610,791, 3.5% - 5%, 3/1/42)	382,073	382,000
0.24%, dated:
8/3/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $1,175,886,455, 2.17% - 5.5%, 4/1/25 - 7/1/42)	1,152,246	1,152,000
8/16/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $780,758,102, 1.35% - 5.5%, 9/1/25 - 3/1/50)	765,148	765,000
RBC Capital Markets Corp. at:
0.19%, dated 8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $188,384,105, 0.52% - 9.5%, 5/1/16 - 9/25/42)	183,027	183,000
0.2%, dated 8/6/12 due 9/6/12 (Collateralized by U.S. Government Obligations valued at $365,145,267, 1.35% - 9.25%, 2/1/15 - 9/25/42)	357,061	357,000
UBS Securities LLC at 0.2%, dated 8/20/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $545,419,553, 0.55% - 238%, 5/25/17 - 8/25/42)	530,088	530,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		7,853,636
Other Repurchase Agreement - 13.8%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 13.8%
With:
Barclays Capital, Inc. at 0.37%, dated 8/28/12 due 9/4/12 (Collateralized by Equity Securities valued at $85,321,993)	$ 81,006	$ 81,000
BNP Paribas Securities Corp. at:
0.32%, dated:
8/29/12 due 9/5/12 (Collateralized by Corporate Obligations valued at $55,652,968, 1.51% - 8.70%, 3/15/14 - 5/30/42)	53,003	53,000
8/30/12 due 9/6/12 (Collateralized by Corporate Obligations valued at $55,652,473, 1.30% - 7.50%, 12/17/12 - 6/30/66)	53,003	53,000
0.53%, dated 8/27/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $57,246,742, 5% - 11.88%, 10/1/13 - 6/15/33)	53,006	53,000
Credit Suisse Securities (USA) LLC at:
0.26%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $207,034,565, 0% - 759%, 11/25/12 - 8/16/52)	201,010	201,000
0.3%, dated 8/28/12 due 9/4/12 (Collateralized by Equity Securities valued at $347,781,352)	322,019	322,000
0.85%, dated 8/1/12 due 10/30/12 (Collateralized by Corporate Obligations valued at $87,547,944, 1% - 3%, 2/15/13 - 8/15/37)	81,172	81,000
0.89%, dated:
8/8/12 due 11/6/12 (Collateralized by Corporate Obligations valued at $109,143,110, 0.38% - 5.96%, 4/25/36 - 9/25/47)	101,225	101,000
8/20/12 due 11/19/12 (Collateralized by Corporate Obligations valued at $107,412,363, 0.38% - 3.01%, 5/25/26 - 1/15/37)	100,225	100,000
8/22/12 due 11/19/12 (Collateralized by Corporate Obligations valued at $7,562,315, 2.21%, 4/25/34)	7,015	7,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
0.9%, dated:
7/3/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $111,405,446, 0.35% - 8.31%, 5/1/32 - 10/25/47)	$ 103,232	$ 103,000
7/11/12 due:
10/9/12 (Collateralized by Mortgage Loan Obligations valued at $221,682,340, 0.48% - 6.13%, 3/6/20 - 2/15/51)	205,461	205,000
10/15/12 (Collateralized by Mortgage Loan Obligations valued at $221,683,246, 0% - 5.50%, 11/25/17 - 9/13/45)	205,492	205,000
0.92%, dated:
7/18/12 due 10/16/12 (Collateralized by Mortgage Loan Obligations valued at $331,933,359, 0.36% - 6.96%, 3/25/35 - 6/12/50)	307,706	307,000
7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $220,540,631, 0.57% - 0.71%, 9/7/41 - 11/5/41)	204,474	204,000
7/24/12 due 10/24/12 (Collateralized by Corporate Obligations valued at $109,186,217, 0.36% - 6.06%, 9/25/35 - 11/25/47)	101,237	101,000
Deutsche Bank Securities, Inc. at 0.33%, dated 8/31/12 due 9/4/12 (Collateralized by Equity Securities valued at $72,362,655)	67,002	67,000
ING Financial Markets LLC at 0.29%, dated 8/31/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $121,800,118, 1.55% - 7.13%, 3/1/13 - 5/15/38)	116,004	116,000
J.P. Morgan Clearing Corp. at:
0.32%, dated 8/31/12 due 9/4/12 (Collateralized by Equity Securities valued at $1,282,620,115)	1,180,042	1,180,000
0.63%, dated 7/20/12 due 10/18/12 (Collateralized by Equity Securities valued at $145,761,827)	134,211	134,000
0.7%, dated 7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $583,063,081, 1% - 6%, 2/15/13 - 10/15/29)	536,948	536,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $293,316,995)	270,164	269,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.27%, dated 8/29/12 due 9/5/12 (Collateralized by U.S. Government Obligations valued at $1,458,622,312, 3% - 6.50%, 7/1/20 - 9/1/42)	$ 1,430,075	$ 1,430,000
0.34%, dated 8/28/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $194,256,293, 0% - 12%, 5/15/13 - 9/1/66)	185,012	185,000
0.49%, dated 8/17/12 due 9/7/12 (Collateralized by Mortgage Loan Obligations valued at $287,335,531, 0.38% - 12.37%, 7/25/18 - 12/10/49)	266,112	266,000
0.64%, dated 8/28/12 due 9/4/12 (Collateralized by Mortgage Loan Obligations valued at $57,244,165, 0.44% - 5.64%, 5/25/36 - 5/25/47)	53,007	53,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $203,888,832, 0% - 49.11%, 12/12/16 - 8/25/46)	188,888	188,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.3%, dated 8/31/12 due 9/4/12 (Collateralized by Equity Securities valued at $3,834,128,375)	3,550,118	3,550,000
0.65%, dated 8/31/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $2,143,954,830, 0% - 113.15%, 11/8/12 - 8/15/56)	1,985,143	1,985,000
Mizuho Securities USA, Inc. at:
0.32%, dated 8/31/12 due 9/4/12 (Collateralized by Equity Securities valued at $315,371,289)	292,010	292,000
0.33%, dated 8/31/12 due 9/4/12 (Collateralized by Equity Securities valued at $898,066,509)	833,031	833,000
0.43%, dated 8/27/12 due 9/7/12 (Collateralized by Mortgage Loan Obligations valued at $212,120,580, 0.50% - 5.50%, 5/1/13 - 8/15/38)	202,070	202,000
0.88%, dated 8/28/12 due 10/29/12 (Collateralized by Corporate Obligations valued at $69,104,581, 0.37% - 6.25%, 11/25/28 - 11/25/47)	64,097	64,000
0.97%, dated 8/28/12 due 11/30/12 (Collateralized by Corporate Obligations valued at $68,598,262, 0.39% - 8%, 6/1/14 - 4/25/47)	64,162	64,000
RBC Capital Markets Co. at:
0.32%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $90,645,640, 0% - 169%, 9/25/18 - 9/25/42)	88,005	88,000
0.45%, dated 8/28/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $64,629,894, 0% - 7.25%, 4/15/13 - 7/1/38)	60,005	60,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.58%, dated 7/5/12 due 9/7/12 (Collateralized by Mortgage Loan Obligations valued at $115,434,053, 0% - 7%, 11/25/20 - 2/10/51)	$ 107,159	$ 107,000
0.61%, dated 6/12/12 due 9/7/12 (Collateralized by Corporate Obligations valued at:
$114,083,598, 0.04% - 13.24%, 9/14/12 - 9/25/47	105,160	105,000
$45,396,292, 1.90% - 15%, 4/24/13 - 6/1/32)	42,064	42,000
RBS Securities, Inc. at:
0.65%, dated 8/10/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $283,700,075, 0.04% - 12%, 2/1/15 - 10/15/27)	266,149	266,000
0.95%, dated:
8/17/12 due 9/17/12 (Collateralized by Corporate Obligations valued at $429,999,633, 0.28% - 38.19%, 8/25/32 - 11/23/52)	398,326	398,000
8/24/12 due 9/21/12 (Collateralized by U.S. Government Obligations valued at $226,642,071, 0% - 11.20%, 10/25/13 - 7/25/52)	220,163	220,000
Royal Bank of Scotland PLC at:
0.65%, dated 8/10/12 due 9/7/12 (Collateralized by Mortgage Loan Obligations valued at $287,050,886, 0% - 7.86%, 3/25/18 - 7/15/46)	266,149	266,000
0.95%, dated 8/30/12 due 10/1/12 (Collateralized by Mortgage Loan Obligations valued at $356,873,978, 0% - 41.13%, 1/18/15 - 2/10/51)	331,280	331,000
UBS Securities LLC at:
0.62%, dated:
7/20/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $100,538,495, 0.25% - 6%, 10/15/14 - 11/15/35)	93,144	93,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at:
0.62%, dated:
8/21/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $88,581,353, 1.50% - 6%, 3/15/13 - 5/15/41)	$ 82,127	$ 82,000
0.65%, dated 7/9/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $144,868,942, 0.25% - 7.50%, 3/15/13 - 12/15/66)	134,210	134,000
TOTAL OTHER REPURCHASE AGREEMENT		15,783,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $115,063,497)		115,063,497
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(205,082)
NET ASSETS - 100%		$ 114,858,415
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,329,802,000 or 2.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.66%, 11/29/12	7/18/12	$ 162,000
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$770,636,000 due 9/04/12 at 0.21%
Bank of America NA	$ 115,189
Barclays Capital, Inc.	221,518
Deutsche Bank Securities, Inc.	8,861
J.P. Morgan Securities, Inc.	5,759
Mizuho Securities USA, Inc.	332,278
RBC Capital Markets Corp.	87,031
$ 770,636
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $115,063,497,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2012

1.805753.108

FUS-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 4.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bills
12/20/12	0.15%	$ 25,000	$ 24,989
U.S. Treasury Notes
9/15/12 to 6/15/13	0.15 to 0.24	97,000	97,300
TOTAL TREASURY DEBT			122,289
Government Agency Debt - 36.5%

Federal Agencies - 36.5%
Fannie Mae
9/15/12 to 4/9/13	0.17 to 0.27 (b)	95,010	95,559
Federal Farm Credit Bank
11/29/12 to 8/20/13	0.17 to 0.18 (b)	16,000	16,011
Federal Home Loan Bank
9/7/12 to 5/15/14	0.16 to 0.28 (b)	597,585	598,106
Freddie Mac
11/2/12 to 9/13/13	0.18 to 0.20 (b)	209,000	209,849
TOTAL GOVERNMENT AGENCY DEBT			919,525
Government Agency Repurchase Agreement - 58.6%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	$ 1,303,329	1,303,298
With:
Citibank NA at 0.19%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $12,240,452, 4% - 5.68%, 6/1/25 - 6/1/37)	12,000	12,000
Credit Suisse Securities (USA) LLC at 0.19%, dated 8/31/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $12,242,634, 4.5%, 6/1/42)	12,000	12,000
Goldman Sachs & Co. at 0.19%, dated 8/31/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $15,300,324, 2.79% - 4%, 2/1/42 - 7/1/42)	15,001	15,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.2%, dated 8/10/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $7,208,013, 2.5% - 4%, 12/15/39 - 7/1/42)	$ 7,001	$ 7,000
0.22%, dated:
8/22/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $10,302,346, 2.71% - 4%, 8/25/38 - 6/1/42)	10,002	10,000
8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $11,330,306, 2% - 5.5%, 12/1/39 - 12/15/40)	11,002	11,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.23%, dated:
8/22/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $34,888,578, 4%, 12/1/40)	34,007	34,000
8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $8,175,652, 3.5%, 8/1/42)	8,002	8,000
0.24%, dated:
8/3/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $26,537,931, 2.61% - 6%, 4/1/26 - 8/1/42)	26,006	26,000
8/16/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $17,435,052, 3.5% - 4%, 4/1/26 - 7/1/42)	17,003	17,000
RBC Capital Markets Corp. at:
0.19%, dated 8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $4,084,383, 2.26%, 2/1/42)	4,001	4,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.2%, dated 8/6/12 due 9/6/12 (Collateralized by U.S. Government Obligations valued at $8,175,200, 2.38% - 5.02%, 9/1/16 - 5/1/42)	$ 8,001	$ 8,000
UBS Securities LLC at 0.2%, dated 8/20/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $12,299,438, 5%, 12/15/38)	12,002	12,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		1,479,298
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,521,112)		2,521,112
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,224
NET ASSETS - 100%		$ 2,522,336
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,303,298,000 due 9/04/12 at 0.21%
Bank of America NA	$ 194,808
Barclays Capital, Inc.	374,631
Deutsche Bank Securities, Inc.	14,985
J.P. Morgan Securities, Inc.	9,740
Mizuho Securities USA, Inc.	561,947
RBC Capital Markets Corp.	147,187
$ 1,303,298
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2012, the cost of investment securities for income tax purposes was $2,521,112,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012